Comprehensive Income (Tables)	12 Months Ended
Apr. 30, 2026
Equity [Abstract]
Schedule of Components of Accumulated Other Comprehensive Loss
The components of accumulated other comprehensive loss, net were as follows:

	April 30,
	2026	2025

	(in thousands)
Foreign currency translation adjustments	$(81,518)	$(93,904)
Deferred compensation and pension plan adjustments, net of taxes	8,721	7,604
Marketable securities unrealized (loss) gain, net of tax	(30)	57
Accumulated other comprehensive loss, net	$(72,827)	$(86,243)

Schedule of Changes in Each Component of Accumulated Other Comprehensive Loss, Net
The following table summarizes the changes in each component of accumulated other comprehensive loss, net:

	Foreign Currency Translation	Deferred Compensation and Pension Plan (1)	Unrealized (Losses) Gains on Marketable Securities (2)	Accumulated Other Comprehensive Loss

	(in thousands)
Balance as of May 1, 2023	$(96,860)	$4,381	$(285)	$(92,764)
Unrealized (losses) gains arising during the period	(19,144)	3,663	248	(15,233)
Reclassification of realized net losses to net income	—	326	—	326
Balance as of April 30, 2024	(116,004)	8,370	(37)	(107,671)
Unrealized gains (losses) arising during the period	22,100	(625)	96	21,571
Reclassification of realized net gains to net income	—	(141)	(2)	(143)
Balance as of April 30, 2025	(93,904)	7,604	57	(86,243)
Unrealized gains (losses) arising during the period	12,386	1,162	(85)	13,463
Reclassification of realized net gains to net income	—	(45)	(2)	(47)
Balance as of April 30, 2026	$(81,518)	$8,721	$(30)	$(72,827)
_______________________________
(1)The tax effects on unrealized gains (losses) were $0.3 million, $(0.3) million and $1.3 million as of April 30, 2026, 2025 and 2024, respectively. The tax effects on reclassifications of realized net (gains) losses were $(0.1) million and $0.1 million as of April 30, 2025 and 2024, respectively.
(2)The tax effects on unrealized gains was $0.1 million as of April 30, 2024.